Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Industrials – 20.7%
Aerospace & Defense – 0.4%
Curtiss-Wright Corp.	14,810	$2,720,005

Air Freight & Logistics – 0.3%
Radiant Logistics, Inc.(a)	326,103	2,191,412

Building Products – 2.2%
Builders FirstSource, Inc.(a)	27,697	3,766,792
Masonite International Corp.(a)	24,010	2,459,584
Simpson Manufacturing Co., Inc.	29,485	4,083,673
UFP Industries, Inc.	46,427	4,505,740

		14,815,789

Commercial Services & Supplies – 0.5%
Tetra Tech, Inc.	22,272	3,646,817

Construction & Engineering – 4.1%
AECOM	31,887	2,700,510
Arcosa, Inc.	46,420	3,517,243
Comfort Systems USA, Inc.	31,499	5,172,136
EMCOR Group, Inc.	32,530	6,010,893
Fluor Corp.(a)	93,980	2,781,808
MasTec, Inc.(a)	36,334	4,286,322
WillScot Mobile Mini Holdings Corp.(a)	72,520	3,465,731

		27,934,643

Electrical Equipment – 0.6%
Regal Rexnord Corp.	25,960	3,995,244

Ground Transportation – 0.6%
ArcBest Corp.	43,463	4,294,144

Machinery – 3.4%
Hillenbrand, Inc.	87,950	4,510,076
Kadant, Inc.	15,020	3,335,942
Oshkosh Corp.	36,060	3,122,435
Shyft Group, Inc. (The)	149,040	3,287,822
Terex Corp.	79,180	4,737,340
Wabash National Corp.	147,521	3,782,439

		22,776,054

Marine Transportation – 0.3%
Star Bulk Carriers Corp.	112,060	1,983,462

Professional Services – 5.1%
CACI International, Inc. - Class A(a)	6,106	2,081,169
Concentrix Corp.	15,093	1,218,760
Insperity, Inc.	38,821	4,618,146
KBR, Inc.	53,594	3,486,826
Kforce, Inc.	51,670	3,237,642
Korn Ferry	69,960	3,465,818
Maximus, Inc.	57,771	4,882,227
Science Applications International Corp.	23,920	2,690,522
TriNet Group, Inc.(a)	47,890	4,548,113
TTEC Holdings, Inc.	28,140	952,258
WNS Holdings Ltd. (ADR)(a)	43,512	3,207,705

		34,389,186

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 3.2%
Applied Industrial Technologies, Inc.	26,597	$3,852,044
Boise Cascade Co.	47,382	4,280,964
GMS, Inc.(a)	66,501	4,601,869
MRC Global, Inc.(a)	296,630	2,987,064
Rush Enterprises, Inc. - Class A	72,668	4,413,854
Veritiv Corp.	14,970	1,880,382

		22,016,177

		140,762,933

Health Care – 16.5%
Biotechnology – 7.2%
ACADIA Pharmaceuticals, Inc.(a)	39,910	955,844
Arcturus Therapeutics Holdings, Inc.(a)	55,660	1,596,329
Arcus Biosciences, Inc.(a)	49,650	1,008,391
Ascendis Pharma A/S (ADR)(a)	9,347	834,220
Blueprint Medicines Corp.(a)	31,845	2,012,604
Catalyst Pharmaceuticals, Inc.(a)	186,030	2,500,243
Cytokinetics, Inc.(a)	39,580	1,291,100
Denali Therapeutics, Inc.(a)	41,960	1,238,240
Eagle Pharmaceuticals, Inc./DE(a)	22,532	438,022
Emergent BioSolutions, Inc.(a)	27,391	201,324
Gossamer Bio, Inc.(a)	148,270	177,924
Halozyme Therapeutics, Inc.(a)	69,362	2,501,887
Insmed, Inc.(a)	107,851	2,275,656
Intellia Therapeutics, Inc.(a)	39,800	1,623,044
IVERIC bio, Inc.(a)	84,120	3,309,281
Karuna Therapeutics, Inc.(a)	12,984	2,815,580
Legend Biotech Corp. (ADR)(a)	21,880	1,510,376
Madrigal Pharmaceuticals, Inc.(a)	8,180	1,889,580
Mirati Therapeutics, Inc.(a)	12,091	436,848
MoonLake Immunotherapeutics(a)	46,960	2,394,960
Morphic Holding, Inc.(a)	22,710	1,301,964
Natera, Inc.(a)	14,657	713,210
Recursion Pharmaceuticals, Inc. - Class A(a)	145,540	1,087,184
Relay Therapeutics, Inc.(a)	80,340	1,009,070
Sarepta Therapeutics, Inc.(a)	9,210	1,054,729
Syndax Pharmaceuticals, Inc.(a)	53,870	1,127,499
Ultragenyx Pharmaceutical, Inc.(a)	27,544	1,270,605
Vaxcyte, Inc.(a)	46,940	2,344,183
Vericel Corp.(a)	52,380	1,967,917
Verve Therapeutics, Inc.(a)	33,170	621,937
Viking Therapeutics, Inc.(a)	56,270	912,137
Vir Biotechnology, Inc.(a)	72,947	1,789,390
Viridian Therapeutics, Inc.(a)	56,920	1,354,127
Y-mAbs Therapeutics, Inc.(a)	104,259	707,919
Zentalis Pharmaceuticals, Inc.(a)	34,370	969,578

		49,242,902

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 3.1%
CONMED Corp.	23,049	$3,132,129
Integer Holdings Corp.(a)	46,690	4,137,201
iRhythm Technologies, Inc.(a)	30,645	3,196,886
Lantheus Holdings, Inc.(a)	51,980	4,362,162
Orthofix Medical, Inc.(a)	76,340	1,378,700
Shockwave Medical, Inc.(a)	12,080	3,447,753
STAAR Surgical Co.(a)	24,460	1,285,862

		20,940,693

Health Care Providers & Services – 2.6%
AMN Healthcare Services, Inc.(a)	39,035	4,259,499
Chemed Corp.	5,835	3,160,645
ModivCare, Inc.(a)	23,170	1,047,516
NeoGenomics, Inc.(a)	55,720	895,420
Option Care Health, Inc.(a)	104,120	3,382,859
Owens & Minor, Inc.(a)	38,380	730,755
Pediatrix Medical Group, Inc.(a)	150,240	2,134,910
Tenet Healthcare Corp.(a)	30,717	2,499,750

		18,111,354

Health Care Technology – 0.9%
Computer Programs & Systems, Inc.(a)	108,920	2,689,235
Health Catalyst, Inc.(a)	86,254	1,078,175
NextGen Healthcare, Inc.(a)	129,880	2,106,653

		5,874,063

Life Sciences Tools & Services – 1.5%
ICON PLC(a)	9,395	2,350,629
Medpace Holdings, Inc.(a)	22,522	5,409,109
Mesa Laboratories, Inc.	6,920	889,220
Repligen Corp.(a)	9,676	1,368,767

		10,017,725

Pharmaceuticals – 1.2%
Collegium Pharmaceutical, Inc.(a)	55,600	1,194,844
Corcept Therapeutics, Inc.(a)	65,264	1,452,124
Harmony Biosciences Holdings, Inc.(a)	36,770	1,293,936
Intra-Cellular Therapies, Inc.(a)	46,110	2,919,685
Revance Therapeutics, Inc.(a)	60,880	1,540,873

		8,401,462

		112,588,199

Financials – 15.5%
Banks – 8.3%
1st Source Corp.	48,707	2,042,285
Associated Banc-Corp.	183,970	2,985,833
Bank of Marin Bancorp	97,050	1,714,874

Company	Shares	U.S. $ Value

BankUnited, Inc.	116,679	$2,514,432
Berkshire Hills Bancorp, Inc.	157,530	3,265,597
Cathay General Bancorp	65,690	2,114,561
First BanCorp./Puerto Rico	277,840	3,395,205
First Busey Corp.	176,780	3,553,278
Heritage Financial Corp./WA	201,790	3,262,944
International Bancshares Corp.	76,360	3,375,112
New York Community Bancorp, Inc.	268,438	3,017,243
Nicolet Bankshares, Inc.	53,449	3,629,722
Northeast Bank	88,101	3,671,169
Peoples Bancorp, Inc./OH	129,420	3,436,101
Republic Bancorp, Inc./KY - Class A	50,480	2,145,400
Synovus Financial Corp.	79,582	2,407,355
Texas Capital Bancshares, Inc.(a)	66,610	3,430,415
TriCo Bancshares	48,130	1,597,916
Wintrust Financial Corp.	38,950	2,828,549
WSFS Financial Corp.	48,070	1,813,200

		56,201,191

Capital Markets – 1.2%
Evercore, Inc. - Class A	25,742	3,181,454
Houlihan Lokey, Inc.	49,026	4,819,746

		8,001,200

Consumer Finance – 0.8%
Nelnet, Inc. - Class A	37,633	3,630,832
OneMain Holdings, Inc.	47,374	2,069,770

		5,700,602

Financial Services – 2.4%
Essent Group Ltd.	80,957	3,788,788
EVERTEC, Inc.	78,094	2,876,202
MGIC Investment Corp.	219,380	3,464,010
Mr Cooper Group, Inc.(a)	77,660	3,932,702
PennyMac Financial Services, Inc.	31,488	2,213,921

		16,275,623

Insurance – 2.2%
Assured Guaranty Ltd.	50,120	2,796,696
Hanover Insurance Group, Inc. (The)	23,520	2,658,466
Kinsale Capital Group, Inc.	15,690	5,871,198
Palomar Holdings, Inc.(a)	28,080	1,629,763
Primerica, Inc.	11,480	2,270,285

		15,226,408

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
Ellington Financial, Inc.	114,701	1,582,874
MFA Financial, Inc.	114,120	1,282,709
PennyMac Mortgage Investment Trust	93,490	1,260,245

		4,125,828

		105,530,852

Information Technology – 14.3%
Communications Equipment – 0.2%
Lumentum Holdings, Inc.(a)	32,090	1,820,466

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 5.2%
Allegro MicroSystems, Inc.(a)	84,840	$3,829,678
Avnet, Inc.	76,870	3,878,091
Fabrinet(a)	23,488	3,050,621
Insight Enterprises, Inc.(a)	34,690	5,076,535
Jabil, Inc.	41,899	4,522,159
OSI Systems, Inc.(a)	30,772	3,625,865
Sanmina Corp.(a)	72,876	4,392,237
TD SYNNEX Corp.	27,253	2,561,782
TTM Technologies, Inc.(a)	244,600	3,399,940
Vishay Intertechnology, Inc.	35,021	1,029,617

		35,366,525

IT Services – 0.5%
Perficient, Inc.(a)	39,716	3,309,534

Semiconductors & Semiconductor Equipment – 3.2%
Kulicke & Soffa Industries, Inc.	77,303	4,595,663
Lattice Semiconductor Corp.(a)	38,138	3,663,918
MACOM Technology Solutions Holdings, Inc.(a)	66,180	4,336,775
Onto Innovation, Inc.(a)	48,760	5,679,077
SMART Global Holdings, Inc.(a)	116,080	3,367,481

		21,642,914

Software – 5.2%
8x8, Inc.(a)	108,310	458,151
A10 Networks, Inc.	219,360	3,200,462
ACI Worldwide, Inc.(a)	127,930	2,964,138
Box, Inc. - Class A(a)	126,130	3,705,700
CommVault Systems, Inc.(a)	63,718	4,627,201
Consensus Cloud Solutions, Inc.(a)	24,573	761,763
Manhattan Associates, Inc.(a)	18,905	3,778,732
NCR Corp.(a)	79,579	2,005,391
Progress Software Corp.	68,871	4,001,405
Qualys, Inc.(a)	29,790	3,847,974
SPS Commerce, Inc.(a)	30,620	5,880,877

		35,231,794

		97,371,233

Consumer Discretionary – 10.4%
Automobile Components – 1.6%
Dana, Inc.	139,760	2,375,920
Fox Factory Holding Corp.(a)	28,700	3,114,237
Goodyear Tire & Rubber Co. (The)(a)	252,220	3,450,370
Patrick Industries, Inc.	27,772	2,221,760

		11,162,287

Automobiles – 0.6%
Thor Industries, Inc.	20,767	2,149,384
Winnebago Industries, Inc.	27,456	1,831,041

		3,980,425

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.0%
Adtalem Global Education, Inc.(a)	90,490	$3,107,427
Perdoceo Education Corp.(a)	287,102	3,522,741

		6,630,168

Hotels, Restaurants & Leisure – 2.9%
Churchill Downs, Inc.	21,708	3,021,102
Dine Brands Global, Inc.	47,250	2,741,918
Hilton Grand Vacations, Inc.(a)	83,100	3,776,064
Marriott Vacations Worldwide Corp.	21,636	2,655,170
Papa John’s International, Inc.	40,410	2,983,470
Planet Fitness, Inc. - Class A(a)	29,683	2,001,822
Travel + Leisure Co.	54,951	2,216,723

		19,396,269

Household Durables – 1.4%
KB Home	88,830	4,593,399
Taylor Morrison Home Corp.(a)	104,411	5,092,125

		9,685,524

Leisure Products – 0.2%
MasterCraft Boat Holdings, Inc.(a)	45,825	1,404,536

Specialty Retail – 0.8%
Citi Trends, Inc.(a)	102,410	1,808,560
Murphy USA, Inc.	5,743	1,786,705
Sally Beauty Holdings, Inc.(a)	132,120	1,631,682
Upbound Group, Inc.	12,200	379,786

		5,606,733

Textiles, Apparel & Luxury Goods – 1.9%
Carter’s, Inc.	28,490	2,068,374
Crocs, Inc.(a)	40,492	4,552,920
Deckers Outdoor Corp.(a)	5,960	3,144,854
Oxford Industries, Inc.	30,625	3,014,113

		12,780,261

		70,646,203

Energy – 6.5%
Energy Equipment & Services – 1.7%
Cactus, Inc. - Class A	45,460	1,923,867
ChampionX Corp.	152,620	4,737,325
Oceaneering International, Inc.(a)	122,400	2,288,880
Patterson-UTI Energy, Inc.	187,650	2,246,170

		11,196,242

Oil, Gas & Consumable Fuels – 4.8%
Antero Resources Corp.(a)	72,790	1,676,354
Chord Energy Corp.	29,490	4,535,562
Civitas Resources, Inc.	40,010	2,775,494
HF Sinclair Corp.	63,122	2,815,872
Magnolia Oil & Gas Corp. - Class A	178,050	3,721,245
Matador Resources Co.	81,360	4,256,755
Ovintiv, Inc. (New York)	66,690	2,538,888

Company	Shares	U.S. $ Value

PBF Energy, Inc. - Class A	123,980	$5,075,741
PDC Energy, Inc.	53,240	3,787,494
Teekay Tankers Ltd. - Class A	45,865	1,753,419

		32,936,824

		44,133,066

Real Estate – 6.1%
Diversified REITs – 0.9%
Alexander & Baldwin, Inc.	162,949	3,027,593
Armada Hoffler Properties, Inc.	168,100	1,963,408
Broadstone Net Lease, Inc. - Class A	61,060	942,766

		5,933,767

Health Care REITs – 1.0%
CareTrust REIT, Inc.	73,627	1,462,232
Healthcare Realty Trust, Inc.	101,980	1,923,343
Physicians Realty Trust	104,332	1,459,605
Sabra Health Care REIT, Inc.	198,840	2,340,347

		7,185,527

Hotel & Resort REITs – 1.4%
Apple Hospitality REIT, Inc.	230,670	3,485,424
DiamondRock Hospitality Co.	205,010	1,642,130
RLJ Lodging Trust	281,929	2,895,411
Service Properties Trust	161,380	1,402,392

		9,425,357

Industrial REITs – 1.2%
First Industrial Realty Trust, Inc.	47,016	2,474,922
Industrial Logistics Properties Trust	96,380	318,054
STAG Industrial, Inc.	87,194	3,128,521
Terreno Realty Corp.	33,154	1,992,555

		7,914,052

Office REITs – 0.2%
Cousins Properties, Inc.	61,796	1,408,949

Real Estate Management & Development – 0.4%
Anywhere Real Estate, Inc.(a)	192,281	1,284,437
RE/MAX Holdings, Inc. - Class A	89,263	1,719,205

		3,003,642

Residential REITs – 0.5%
Apartment Income REIT Corp.	27,560	994,640
NexPoint Residential Trust, Inc.	47,470	2,158,936

		3,153,576

Retail REITs – 0.1%
NETSTREIT Corp.	53,520	956,402

Company	Shares	U.S. $ Value

Specialized REITs – 0.4%
National Storage Affiliates Trust	25,840	$900,007
VICI Properties, Inc.	49,357	1,551,291

		2,451,298

		41,432,570

Materials – 3.5%
Chemicals – 0.9%
AdvanSix, Inc.	44,470	1,555,561
Huntsman Corp.	103,765	2,803,730
Orion SA	71,890	1,525,506

		5,884,797

Metals & Mining – 1.8%
Alpha Metallurgical Resources, Inc.	13,440	2,208,998
B2Gold Corp.	408,810	1,459,452
Commercial Metals Co.	69,462	3,657,869
Olympic Steel, Inc.	32,120	1,573,880
Schnitzer Steel Industries, Inc. - Class A	36,090	1,082,339
United States Steel Corp.	104,600	2,616,046

		12,598,584

Paper & Forest Products – 0.8%
Louisiana-Pacific Corp.	45,405	3,404,467
Sylvamo Corp.	53,680	2,171,356

		5,575,823

		24,059,204

Consumer Staples – 2.5%
Consumer Staples Distribution & Retail – 0.7%
Grocery Outlet Holding Corp.(a)	76,470	2,340,747
Village Super Market, Inc. - Class A	98,608	2,250,234

		4,590,981

Food Products – 1.6%
Cal-Maine Foods, Inc.	42,930	1,931,850
Hain Celestial Group, Inc. (The)(a)	190,425	2,382,217
John B Sanfilippo & Son, Inc.	30,365	3,560,904
Nomad Foods Ltd.(a)	163,420	2,863,118

		10,738,089

Personal Care Products – 0.2%
USANA Health Sciences, Inc.(a)	26,470	1,668,669

		16,997,739

Utilities – 2.4%
Electric Utilities – 1.5%
ALLETE, Inc.	69,300	4,017,321
IDACORP, Inc.	27,220	2,792,772
Portland General Electric Co.	73,170	3,426,551

		10,236,644

Gas Utilities – 0.4%
Chesapeake Utilities Corp.	20,880	2,484,720

Company	Shares	U.S. $ Value

Multi-Utilities – 0.5%
NorthWestern Corp.	57,665	$3,273,065

		15,994,429

Communication Services – 1.2%
Entertainment – 0.3%
IMAX Corp.(a)	114,290	1,941,787

Interactive Media & Services – 0.4%
Ziff Davis, Inc.(a)	41,839	2,931,240

Media – 0.5%
Nexstar Media Group, Inc.	21,228	3,535,524

		8,408,551

Total Common Stocks (cost $534,054,573)		677,924,979

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(b) (c) (d) (cost $69,107)	69,107	69,107

Total Investments – 99.6% (cost $534,123,680)(e)		677,994,086
Other assets less liabilities – 0.4%		2,901,985

Net Assets – 100.0%		$680,896,071

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	160	September 2023	$15,229,600	$138,465

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $200,521,184 and gross unrealized depreciation of investments was $(56,512,313), resulting in net unrealized appreciation of $144,008,871.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$677,924,979	$—	$—	$677,924,979
Short-Term Investments	69,107	—	—	69,107

Total Investments in Securities	677,994,086	—	—	677,994,086
Other Financial Instruments(b):
Assets:
Futures	138,465	—	—	138,465
Liabilities	—	—	—	—

Total	$678,132,551	$—	$—	$678,132,551

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,374	$79,434	$80,739	$69	$149